Offerings	Aug. 25, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share (1)
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share (1)
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities (1)
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants (1)
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Units (1)
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 8,022,149.37
Amount of Registration Fee	$ 1,228.19
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.Pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated on the maximum offering price of all securities listed, and the table does not specify information by each class about the amount to be registered.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share (1)
Carry Forward Form Type	S-3
Carry Forward File Number	333-264218
Carry Forward Initial Effective Date	Apr. 20, 2022
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share (1)
Carry Forward Form Type	S-3
Carry Forward File Number	333-264218
Carry Forward Initial Effective Date	Apr. 20, 2022
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities (1)
Carry Forward Form Type	S-3
Carry Forward File Number	333-264218
Carry Forward Initial Effective Date	Apr. 20, 2022
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants (1)
Carry Forward Form Type	S-3
Carry Forward File Number	333-264218
Carry Forward Initial Effective Date	Apr. 20, 2022
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units (1)
Carry Forward Form Type	S-3
Carry Forward File Number	333-264218
Carry Forward Initial Effective Date	Apr. 20, 2022
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 91,977,850.63
Carry Forward Form Type	S-3
Carry Forward File Number	333-264218
Carry Forward Initial Effective Date	Apr. 20, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 8,526.35
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock or Debt Securities, such indeterminate amount of Purchase Contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”) and is exclusive of accrued interest, distributions and dividends, if any.Pursuant to Rule 415(a)(6) under the Securities Act, securities with a maximum aggregate price of $91,977,850.63 registered hereunder are unsold securities (the “Unsold Securities”) previously covered by the Registrant’s registration statement on Form S-3 (File No. 333-264218) which was initially filed with the Securities and Exchange Commission on April 8, 2022, and became effective on April 20, 2022 (the “Prior Registration Statement”), and are included in this registration statement. The Registrant paid a filing fee of $8,526.35 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder.

The registrant is registering new securities on this registration statement with an aggregate initial offering price of $142,987.96 (the “New Securities”), which aggregate offering price is not specified as to each class of securities. A filing fee of $21.89 with respect to the New Securities is being paid in connection with the filing of this registration statement.

To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the Registrant sells any Unsold Securities under the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of New Securities to be registered on this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.